Exhibit 99
Ford Credit Auto Owner Trust 2013-D
Monthly Investor Report

Collection Period	May 2017
Payment Date	6/15/2017
Transaction Month	43
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-189385 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,526,999,130.67	67,609	55.3 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$347,900,000.00	0.24000%	December 15, 2014
Class A-2 Notes	$467,100,000.00	0.450%	August 15, 2016
Class A-3 Notes	$471,600,000.00	0.670%	April 15, 2018
Class A-4 Notes	$110,200,000.00	1.110%	February 15, 2019
Class B Notes	$44,110,000.00	1.540%	March 15, 2019
Class C Notes	$29,410,000.00	1.720%	July 15, 2019
Class D Notes	$29,410,000.00	2.320%	May 15, 2020
Total	$1,499,730,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$562,265.54

Principal:
Principal Collections	$9,669,315.26
Prepayments in Full	$3,489,310.74
Liquidation Proceeds	$76,642.84
Recoveries	$75,272.98
Sub Total	$13,310,541.82
Collections	$13,872,807.36

Purchase Amounts:
Purchase Amounts Related to Principal	$277,417.20
Purchase Amounts Related to Interest	$1,480.48
Sub Total	$278,897.68

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$14,151,705.04

Ford Credit Auto Owner Trust 2013-D
Monthly Investor Report

Collection Period	May 2017
Payment Date	6/15/2017
Transaction Month	43
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$14,151,705.04
Servicing Fee	$133,789.32	$133,789.32	$0.00	$0.00	$14,017,915.72
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$14,017,915.72
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$14,017,915.72
Interest - Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$14,017,915.72
Interest - Class A-4 Notes	$49,013.65	$49,013.65	$0.00	$0.00	$13,968,902.07
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$13,968,902.07
Interest - Class B Notes	$56,607.83	$56,607.83	$0.00	$0.00	$13,912,294.24
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$13,912,294.24
Interest - Class C Notes	$42,154.33	$42,154.33	$0.00	$0.00	$13,870,139.91
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$13,870,139.91
Interest - Class D Notes	$56,859.33	$56,859.33	$0.00	$0.00	$13,813,280.58
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$13,813,280.58
Regular Principal Payment	$13,127,032.62	$13,127,032.62	$0.00	$0.00	$686,247.96
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$686,247.96
Residual Released to Depositor	$0.00	$686,247.96	$0.00	$0.00	$0.00
Total		$14,151,705.04

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$13,127,032.62
Total					$13,127,032.62
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-4 Notes	$13,127,032.62	$119.12	$49,013.65	$0.44	$13,176,046.27	$119.56
Class B Notes	$0.00	$0.00	$56,607.83	$1.28	$56,607.83	$1.28
Class C Notes	$0.00	$0.00	$42,154.33	$1.43	$42,154.33	$1.43
Class D Notes	$0.00	$0.00	$56,859.33	$1.93	$56,859.33	$1.93
Total	$13,127,032.62	$8.75	$204,635.14	$0.14	$13,331,667.76	$8.89

Ford Credit Auto Owner Trust 2013-D
Monthly Investor Report

Collection Period	May 2017
Payment Date	6/15/2017
Transaction Month	43

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-4 Notes	$52,987,726.45	0.4808324	$39,860,693.83	0.3617123
Class B Notes	$44,110,000.00	1.0000000	$44,110,000.00	1.0000000
Class C Notes	$29,410,000.00	1.0000000	$29,410,000.00	1.0000000
Class D Notes	$29,410,000.00	1.0000000	$29,410,000.00	1.0000000
Total	$155,917,726.45	0.1039639	$142,790,693.83	0.0952109

Pool Information
Weighted Average APR	4.101%	4.121%
Weighted Average Remaining Term	20.87	20.16
Number of Receivables Outstanding	19,784	18,921
Pool Balance	$160,547,182.40	$146,946,447.95
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$155,917,726.45	$142,790,693.83
Pool Factor	0.1051390	0.0962322

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$7,634,995.65
Targeted Credit Enhancement Amount	$7,634,995.65
Yield Supplement Overcollateralization Amount	$4,155,754.12
Targeted Overcollateralization Amount	$4,155,754.12
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$4,155,754.12

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$7,634,995.65
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$7,634,995.65
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$7,634,995.65

Ford Credit Auto Owner Trust 2013-D
Monthly Investor Report

Collection Period	May 2017
Payment Date	6/15/2017
Transaction Month	43
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		87	$88,048.41
(Recoveries)		128	$75,272.98
Net Loss for Current Collection Period			$12,775.43
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.0955%

Preceding and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Preceding Collection Period			0.5297%
Second Preceding Collection Period			(0.0941)%
Preceding Collection Period			0.3343%
Current Collection Period			0.0997%
Four Month Average (Current and Preceding Three Collection Periods)			0.2174%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		5,166	$10,825,916.78
(Cumulative Recoveries)			$2,156,517.94
Cumulative Net Loss for All Collection Periods			$8,669,398.84
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.5677%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,095.61
Average Net Loss for Receivables that have experienced a Realized Loss			$1,678.16

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	2.69%	364	$3,950,827.27
61-90 Days Delinquent	0.24%	28	$347,908.31
91-120 Days Delinquent	0.04%	6	$65,580.56
Over 120 Days Delinquent	0.43%	39	$634,240.48
Total Delinquent Receivables	3.40%	437	$4,998,556.62

Repossession Inventory:
Repossessed in the Current Collection Period		10	$121,863.26
Total Repossessed Inventory		15	$203,538.34

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.3595%
Preceding Collection Period			0.3841%
Current Collection Period			0.3858%
Three Month Average			0.3765%

Ford Credit Auto Owner Trust 2013-D
Monthly Investor Report

Collection Period	May 2017
Payment Date	6/15/2017
Transaction Month	43

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2017

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Sumito Mulchandani
Assistant Treasurer